Schedule of Accounts and Other Receivables (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Accounts And Other Receivables And Publisher Advances
Trade accounts receivable	$ 9,677,725	$ 4,690,922
Other receivables	53,387	29,406
Allowance for doubtful accounts	(1,084,305)	(874,438)
Total accounts and other receivables	$ 8,646,807	$ 3,845,890